UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
 (Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 97.9%
Automobiles & Components - 1.7%
Ford Motor Co.	400,000	$4,776,000
Capital Goods - 8.6%
Caterpillar, Inc.	25,000	1,556,000
General Electric Co.	400,000	11,640,000
Illinois Tool Works, Inc.	50,000	4,503,500
The Boeing Co.	50,000	6,006,500
		23,706,000
Commercial & Professional Services - 2.4%
Pitney Bowes, Inc.	200,000	3,916,000
Steelcase, Inc. - Class A	200,000	2,552,000
		6,468,000
Consumer Services - 1.8%
McDonald's Corp.	40,000	4,951,200
Diversified Financials - 3.9%
Lazard Ltd. - Class A (a)	100,000	3,599,000
The Bank of New York Mellon Corp.	200,000	7,244,000
		10,843,000
Energy - 8.1%
Energen Corp.	100,000	3,527,000
Exxon Mobil Corp.	150,000	11,677,500
Noble Energy, Inc.	50,000	1,618,500
Schlumberger Ltd. (a)	75,000	5,420,250
		22,243,250
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	100,000	6,636,000
Food, Beverage & Tobacco - 4.4%
Campbell Soup Co.	100,000	5,641,000
The Coca-Cola Co.	150,000	6,438,000
		12,079,000
Household & Personal Products - 5.4%
Colgate-Palmolive Co.	100,000	6,753,000
The Procter & Gamble Co.	100,000	8,169,000
		14,922,000
Insurance - 3.4%
Aflac, Inc.	100,000	5,796,000
XL Group PLC (a)	100,000	3,626,000
		9,422,000
Materials - 4.8%
Alcoa, Inc.	400,000	2,916,000
BHP Billiton Ltd. - ADR (a)	50,000	1,095,500
EI du Pont de Nemours & Co.	100,000	5,276,000
Sonoco Products Co.	100,000	3,951,000
		13,238,500

Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
Alkermes PLC (a)(b)	150,000	4,801,500
Ionis Pharmaceuticals, Inc. (b)	100,000	3,893,000
Johnson & Johnson	100,000	10,444,000
Merck & Co., Inc.	150,000	7,600,500
Omeros Corp. (b)	150,000	1,618,500
Pfizer, Inc.	200,000	6,098,000
		34,455,500
Retailing - 4.9%
Amazon.com, Inc. (b)	14,500	8,511,500
Macy's, Inc.	50,000	2,020,500
Target Corp.	40,000	2,896,800
		13,428,800
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	300,000	5,295,000
Intel Corp.	200,000	6,204,000
		11,499,000
Software & Services - 15.5%
Alphabet, Inc. - Class A (b)	7,000	5,329,450
Alphabet, Inc. - Class C (b)	5,000	3,714,750
Automatic Data Processing, Inc.	100,000	8,309,000
Facebook, Inc. - Class A (b)	72,500	8,135,225
IAC/InterActiveCorp	25,000	1,298,500
Microsoft Corp.	200,000	11,018,000
Xerox Corp.	500,000	4,875,000
		42,679,925
Technology Hardware & Equipment - 4.8%
Apple, Inc.	50,000	4,867,000
Bio-key International, Inc. (b)(c)(d)(e)(Originally acquired 09/16/2005, Cost $0)	23,545	–
EMC Corp.	150,000	3,715,500
QUALCOMM, Inc.	100,000	4,534,000
		13,116,500
Telecommunication Services - 1.8%
Verizon Communications, Inc.	100,000	4,997,000
Transportation - 3.2%
Delta Air Lines, Inc.	200,000	8,858,000
Utilities - 4.1%
NextEra Energy, Inc.	100,000	11,171,000
Total Common Stocks (Cost $172,227,665)		269,490,675

Real Estate Investment Trust (REIT) - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.	250,000	6,402,500
Total Real Estate Investment Trust (Cost $4,426,162)		6,402,500

Money Market Fund - 0.0%
Money Market Mutual Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.170%(f)	522	522
Total Money Market Fund (Cost $522)		522

Total Investments (Cost $176,654,349) - 100.2%		275,893,697
Liabilities in Excess of Other Assets - (0.2)%		(573,027)
Total Net Assets - 100.0%		$275,320,670

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued Security. Foreign concentration (including ADR's) was as follows: Australia: 0.4%; Bermuda: 1.3%; Curacao: 2.0%; Ireland: 3.1%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2016 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2016 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 100.2%
Automobiles & Components - 0.6%
BorgWarner, Inc.	2,000	$58,720
Delphi Automotive PLC (a)	1,500	97,410
Gentex Corp.	2,000	27,380
Gentherm, Inc. (b)	3,000	120,030
Johnson Controls, Inc.	2,500	89,675
Lear Corp.	1,000	103,830
Tesla Motors, Inc. (b)	1,000	191,200
		688,245
Banks - 3.6%
Ameris Bancorp	500	14,465
Bank of the Ozarks, Inc.	10,000	443,400
Customers Bancorp, Inc. (b)	4,000	100,400
East West Bancorp, Inc.	500	16,210
EverBank Financial Corp.	3,000	42,210
Home BancShares, Inc.	14,000	541,940
Opus Bank	6,000	197,940
Pinnacle Financial Partners, Inc.	40,500	2,018,925
Signature Bank (b)	3,500	487,690
South State Corp.	3,000	200,550
SVB Financial Group (b)	3,000	303,960
		4,367,690
Capital Goods - 7.5%
Acuity Brands, Inc.	5,000	1,012,150
AO Smith Corp.	15,000	1,047,750
Armstrong World Industries, Inc. (b)	500	19,340
Fortune Brands Home & Security, Inc.	18,500	898,915
Graco, Inc.	1,700	123,556
HD Supply Holdings, Inc. (b)	6,500	170,755
HEICO Corp.	1,500	83,550
Hexcel Corp.	500	20,690
IDEX Corp.	3,200	232,032
Lennox International, Inc.	3,200	383,424
Lincoln Electric Holdings, Inc.	500	26,620
Nordson Corp.	4,000	241,720
PACCAR, Inc.	500	24,535
RBC Bearings, Inc. (b)	1,000	59,330
Snap-on, Inc.	10,000	1,615,600
Spirit AeroSystems Holdings, Inc. - Class A (b)	5,500	233,200
The Middleby Corp. (b)	8,500	768,060
TransDigm Group, Inc. (b)	4,000	898,920
WABCO Holdings, Inc. (b)	4,000	358,600
Wabtec Corp.	7,500	479,625
Watsco, Inc.	3,000	348,630
Woodward, Inc.	500	23,095
		9,070,097

Commercial & Professional Services - 0.9%
Cintas Corp.	4,500	386,640
Copart, Inc. (b)	3,500	117,285
Equifax, Inc.	500	52,900
Robert Half International, Inc.	8,500	372,045
Tyco International plc (a)	3,500	120,365
		1,049,235
Commercial & Professional Services - 0.0%
Multi-Color Corp.	1,000	63,030
Consumer Durables & Apparel - 4.1%
GoPro, Inc. - Class A (b)	1,000	11,450
Hanesbrands, Inc.	21,500	657,255
Harman International Industries, Inc.	6,200	461,218
Helen of Troy Ltd. (a)(b)	1,500	134,055
Jarden Corp. (b)	4,000	212,200
Leggett & Platt, Inc.	9,500	394,345
Mohawk Industries, Inc. (b)	3,500	582,435
NIKE, Inc. - Class B	6,000	372,060
Polaris Industries, Inc.	500	36,920
Skechers U.S.A., Inc. - Class A (b)	1,000	28,190
Tempur Sealy International, Inc. (b)	12,000	724,080
Under Armour, Inc. - Class A (b)	11,500	982,445
Whirlpool Corp.	3,000	403,170
		4,999,823
Consumer Services - 4.3%
Bob Evans Farms, Inc.	500	20,470
Buffalo Wild Wings, Inc. (b)	2,300	350,290
Domino's Pizza, Inc.	6,000	683,580
Dunkin' Brands Group, Inc.	1,000	39,360
Jack in the Box, Inc.	5,600	434,784
Marriott International, Inc. - Class A	11,000	674,080
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,000	226,850
Panera Bread Co. - Class A (b)	2,000	388,000
Popeyes Louisiana Kitchen, Inc. (b)	4,500	277,335
Restaurant Brands International LP	37	1,238
Royal Caribbean Cruises Ltd. (a)	4,000	327,840
Starbucks Corp.	18,000	1,093,860
Starwood Hotels & Resorts Worldwide, Inc.	7,500	466,800
Wyndham Worldwide Corp.	3,500	227,150
		5,211,637
Diversified Financials - 1.7%
CBOE Holdings, Inc.	7,000	466,340
Evercore Partners, Inc. - Class A	5,500	248,435
Lazard Ltd. - Class A (a)	4,000	143,960
MSCI, Inc.	4,500	309,780
PRA Group, Inc. (b)	5,000	148,750
SEI Investments Co.	10,000	392,400
Synchrony Financial (b)	5,000	142,100
The Blackstone Group LP	1,000	26,270
The Carlyle Group LP	1,500	20,520
The Charles Schwab Corp.	1,500	38,295
Waddell & Reed Financial, Inc. - Class A	500	13,720
WisdomTree Investments, Inc.	6,000	72,000
		2,022,570

Food & Staples Retailing - 0.0%
United Natural Foods, Inc. (b)	500	17,510
Food, Beverage & Tobacco - 3.5%
Calbee, Inc. (a)	6,000	245,075
Constellation Brands, Inc. - Class A	8,000	1,219,840
Monster Beverage Corp. (b)	9,500	1,282,785
The Boston Beer Co., Inc. - Class A (b)	1,750	313,687
The Hain Celestial Group, Inc. (b)	500	18,190
The WhiteWave Foods Co. (b)	26,000	981,500
Tyson Foods, Inc. - Class A	3,000	160,080
		4,221,157
Health Care Equipment & Services - 6.0%
AAC Holdings, Inc. (b)	1,000	17,860
ABIOMED, Inc. (b)	2,500	213,325
Acadia Healthcare Co., Inc. (b)	21,500	1,312,145
Align Technology, Inc. (b)	8,000	529,120
athenahealth, Inc. (b)	3,000	425,400
Brookdale Senior Living, Inc. (b)	500	8,140
Centene Corp. (b)	500	31,030
DexCom, Inc. (b)	21,500	1,532,520
EndoChoice Holdings, Inc. (b)	37,500	225,375
Envision Healthcare Holdings, Inc. (b)	500	11,050
Glaukos Corp. (b)	7,500	122,400
Hologic, Inc. (b)	14,500	492,130
IDEXX Laboratories, Inc. (b)	3,500	245,490
MEDNAX, Inc. (b)	3,000	208,380
ResMed, Inc.	500	28,350
Sirona Dental Systems, Inc. (b)	4,500	478,305
Team Health Holdings, Inc. (b)	5,500	224,785
Teleflex, Inc.	2,100	284,949
Tenet Healthcare Corp. (b)	500	13,560
Universal Health Services, Inc. - Class B	1,700	191,488
VCA, Inc. (b)	6,000	307,620
Zeltiq Aesthetics, Inc. (b)	14,000	325,080
		7,228,502
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	2,800	235,200
Herbalife Ltd. (a)(b)	500	23,105
Reckitt Benckiser Group PLC (a)	5,000	444,144
		702,449
Materials - 2.9%
AptarGroup, Inc.	2,500	182,250
Axalta Coating Systems Ltd. (a)(b)	1,500	35,715
Ball Corp.	10,000	668,300
Caesarstone Sdot-Yam Ltd. (a)(b)	1,000	37,590
Crown Holdings, Inc. (b)	2,000	91,760
Eagle Materials, Inc.	2,000	107,080
Huntsman Corp.	4,600	39,698
International Flavors & Fragrances, Inc.	3,500	409,360
Martin Marietta Materials, Inc.	3,000	376,740
Packaging Corp. of America	500	25,415
PolyOne Corp.	4,000	108,240

RPM International, Inc.	500	19,625
Sealed Air Corp.	12,000	486,360
The Sherwin-Williams Co.	2,000	511,340
The Valspar Corp.	3,500	274,155
WR Grace & Co. (b)	2,500	203,350
		3,576,978
Media - 0.5%
Morningstar, Inc.	1,500	120,615
The Interpublic Group of Cos., Inc.	20,000	448,800
		569,415
Pharmaceuticals, Biotechnology & Life Sciences - 28.4%
ACADIA Pharmaceuticals, Inc. (b)	28,000	579,320
Acceleron Pharma, Inc. (b)	7,000	214,900
Acorda Therapeutics, Inc. (b)	6,000	220,920
Advaxis, Inc. (b)	40,000	272,800
Aerie Pharmaceuticals, Inc. (b)	30,500	504,470
Affimed NV (a)(b)	24,500	81,340
Agios Pharmaceuticals, Inc. (b)	12,500	527,750
Akorn, Inc. (b)	500	12,995
Alder Biopharmaceuticals, Inc. (b)	5,000	120,900
Alexion Pharmaceuticals, Inc. (b)	7,000	1,021,510
Alkermes PLC (a)(b)	4,000	128,040
Allergan plc (a)(b)	2,000	568,860
Alnylam Pharmaceuticals, Inc. (b)	26,500	1,826,910
Anacor Pharmaceuticals, Inc. (b)	14,000	1,051,820
Applied Genetic Technologies Corp. (b)	34,000	496,740
Aratana Therapeutics, Inc. (b)	1,000	3,370
Atara Biotherapeutics, Inc. (b)	4,000	72,400
Axovant Sciences Ltd. (a)(b)	2,500	39,825
Bellicum Pharmaceuticals, Inc. (b)	1,000	11,300
BioMarin Pharmaceutical, Inc. (b)	12,000	888,240
Bluebird Bio, Inc. (b)	24,000	992,640
Cancer Genetics, Inc. (b)	42,500	110,925
Celldex Therapeutics, Inc. (b)	6,500	53,950
Cellectis SA - ADR (a)(b)	24,000	536,640
Cepheid (b)	500	14,725
Clovis Oncology, Inc. (b)	3,000	62,760
DBV Technologies SA - ADR (a)(b)	14,500	376,855
Dicerna Pharmaceuticals, Inc. (b)	1,000	6,560
Eisai Co., Ltd. (a)	3,000	178,169
Epizyme, Inc. (b)	18,000	163,620
Fate Therapeutics, Inc. (b)	22,000	47,410
Five Prime Therapeutics, Inc. (b)	32,000	1,150,400
Forward Pharma A/S - ADR (a)(b)	5,500	88,275
Genfit (a)(b)	500	15,843
Genmab A/S (a)(b)	8,500	1,059,878
GW Pharmaceuticals PLC - ADR (a)(b)	8,000	401,280
Illumina, Inc. (b)	500	78,975
Incyte Corp. (b)	19,500	1,375,920
Innate Pharma SA (a)(b)	10,000	132,920
Inovio Pharmaceuticals, Inc. (b)	50,000	334,000
Intercept Pharmaceuticals, Inc. (b)	900	95,607
Intra-Cellular Therapies, Inc. (b)	54,000	2,002,320

Intrexon Corp. (b)	12,500	364,250
Juno Therapeutics, Inc. (b)	25,500	703,290
Kite Pharma, Inc. (b)	13,000	617,370
La Jolla Pharmaceutical Co. (b)	10,000	177,100
Medivation, Inc. (b)	5,000	163,500
Mettler-Toledo International, Inc. (b)	2,000	625,700
Mirati Therapeutics, Inc. (b)	16,000	344,480
Neurocrine Biosciences, Inc. (b)	21,000	893,550
NewLink Genetics Corp. (b)	10,500	255,780
Northwest Biotherapeutics, Inc. (b)	1,000	2,120
OncoMed Pharmaceuticals, Inc. (b)	23,500	217,375
Ophthotech Corp. (b)	28,700	1,555,253
OvaScience, Inc. (b)	4,000	22,600
Pacific Biosciences of California, Inc. (b)	10,000	106,900
PAREXEL International Corp. (b)	500	31,980
PerkinElmer, Inc.	500	24,160
Portola Pharmaceuticals, Inc. (b)	34,500	1,139,535
Prestige Brands Holdings, Inc. (b)	1,000	46,680
ProQR Therapeutics NV (a)(b)	19,000	100,130
PTC Therapeutics, Inc. (b)	17,000	404,940
Quintiles Transnational Holdings, Inc. (b)	3,500	212,905
Regeneron Pharmaceuticals, Inc. (b)	5,100	2,142,459
Regulus Therapeutics, Inc. (b)	20,000	115,600
Relypsa, Inc. (b)	3,500	65,940
Sage Therapeutics, Inc. (b)	27,500	923,450
Seattle Genetics, Inc. (b)	11,500	379,270
Sorrento Therapeutics, Inc. (b)	32,000	168,000
Spark Therapeutics, Inc. (b)	33,500	943,695
Stemline Therapeutics, Inc. (b)	500	2,520
TESARO, Inc. (b)	10,000	345,400
Trevena, Inc. (b)	32,000	232,960
Ultragenyx Pharmaceutical, Inc. (b)	11,500	645,725
uniQure NV (a)(b)	35,500	647,165
United Therapeutics Corp. (b)	1,000	123,180
Vertex Pharmaceuticals, Inc. (b)	15,000	1,361,250
ZIOPHARM Oncology, Inc. (b)	25,284	125,662
Zoetis, Inc.	6,000	258,300
		34,414,256
Retailing - 8.2%
Advance Auto Parts, Inc.	3,000	456,150
Expedia, Inc.	13,750	1,389,300
Foot Locker, Inc.	7,000	472,920
GNC Holdings, Inc. - Class A	7,000	196,070
L Brands, Inc.	3,500	336,525
Liberty Ventures - Class A (b)	6,500	255,645
Lithia Motors, Inc. - Class A	5,000	382,850
LKQ Corp. (b)	22,500	616,500
L'Occitane International SA (a)	125,000	217,843
The Michaels Cos, Inc. (b)	5,500	119,900
Netflix, Inc. (b)	8,000	734,720
O'Reilly Automotive, Inc. (b)	2,450	639,205
Restoration Hardware Holdings, Inc. (b)	11,500	708,630
The Priceline Group, Inc. (b)	800	851,976

Tractor Supply Co.	4,000	353,240
Ulta Salon Cosmetics & Fragrance, Inc. (b)	7,800	1,413,126
Wayfair, Inc. - Class A (b)	8,000	361,600
Williams-Sonoma, Inc.	9,000	464,940
		9,971,140
Semiconductors & Semiconductor Equipment - 2.0%
Ambarella, Inc. (a)(b)	7,500	297,600
Cavium, Inc. (b)	5,000	288,850
NXP Semiconductors NV (a)(b)	4,500	336,510
Qorvo, Inc. (b)	4,000	158,400
Skyworks Solutions, Inc.	18,800	1,295,696
SunEdison, Inc. (b)	1,000	3,130
		2,380,186
Software & Services - 21.6%
Alibaba Group Holding Ltd. - ADR (a)(b)	5,000	335,150
Alliance Data Systems Corp. (b)	450	89,905
ANSYS, Inc. (b)	1,000	88,190
Aspen Technology, Inc. (b)	10,000	324,400
Broadridge Financial Solutions, Inc.	5,500	294,580
Cadence Design Systems, Inc. (b)	21,000	410,760
CoreLogic, Inc. (b)	2,500	89,250
CoStar Group, Inc. (b)	1,450	254,287
CyberArk Software Ltd. (a)(b)	1,000	43,580
Demandware, Inc. (b)	1,000	42,430
DST Systems, Inc.	2,000	210,820
EPAM Systems, Inc. (b)	8,500	636,650
Euronet Worldwide, Inc. (b)	12,000	957,240
FactSet Research Systems, Inc.	3,000	452,100
FireEye, Inc. (b)	3,000	42,270
FleetCor Technologies, Inc. (b)	4,300	528,212
Fleetmatics Group PLC (a)(b)	32,000	1,389,120
Fortinet, Inc. (b)	12,500	351,750
Gartner, Inc. (b)	5,200	457,028
Global Payments, Inc.	20,000	1,179,000
IAC/InterActiveCorp	1,000	51,940
LinkedIn Corp. - Class A (b)	3,000	593,730
Manhattan Associates, Inc. (b)	46,500	2,680,725
Mobileye NV (a)(b)	7,000	189,910
NetSuite, Inc. (b)	8,300	575,771
Pandora Media, Inc. (b)	500	4,860
Paycom Software, Inc. (b)	76,000	2,291,400
PayPal Holdings, Inc. (b)	10,000	361,400
PTC, Inc. (b)	7,500	222,075
Qlik Technologies, Inc. (b)	500	12,520
Rackspace Hosting, Inc. (b)	5,000	101,050
Red Hat, Inc. (b)	4,000	280,200
RingCentral, Inc. - Class A (b)	12,500	272,750
Sabre Corp.	14,500	371,345
salesforce.com, inc. (b)	17,500	1,191,050
ServiceNow, Inc. (b)	24,500	1,524,145
Splunk, Inc. (b)	12,000	555,480
Square, Inc. - Class A (b)	20,000	175,400
SS&C Technologies Holdings, Inc.	8,000	514,320

Synchronoss Technologies, Inc. (b)	500	15,320
Synopsys, Inc. (b)	2,500	107,250
Tableau Software, Inc. - Class A (b)	9,800	786,352
The Ultimate Software Group, Inc. (b)	7,200	1,264,536
Total System Services, Inc.	22,500	903,600
Tyler Technologies, Inc. (b)	5,500	863,830
Vantiv, Inc. - Class A (b)	14,800	696,340
Workday, Inc. - Class A (b)	22,200	1,398,822
Zillow Group, Inc. - Class A (b)	1	22
Zillow Group, Inc. - Class C (b)	2	41
		26,182,906
Technology Hardware & Equipment - 2.6%
Belden, Inc.	500	21,360
IPG Photonics Corp. (b)	2,400	193,992
Palo Alto Networks, Inc. (b)	19,500	2,915,055
		3,130,407
Transportation - 1.2%
Alaska Air Group, Inc.	10,000	704,000
Delta Air Lines, Inc.	11,500	509,335
Hawaiian Holdings, Inc. (b)	3,000	105,630
Kansas City Southern	500	35,440
Southwest Airlines Co.	3,500	131,670
Spirit Airlines, Inc. (b)	1,000	41,800
		1,527,875
Total Common Stocks (Cost $129,270,154)		121,395,108

Real Estate Investment Trusts (REITs) - 0.3%
Real Estate - 0.3%
Equinix, Inc.	742	230,443
Extra Space Storage, Inc.	2,000	181,380
		411,823
Total Real Estate Investment Trusts (Cost $188,290)		411,823

Purchased Call Options - 0.0%	Contracts
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Allergan plc	80	17,600
Expiration: February 2016, Exercise Price $295.00 (b)
Gilead Sciences, Inc.	175	875
Expiration: February 2016, Exercise Price $105.00 (b)
		18,475
Total Purchased Options (Cost $348,577)		18,475

Short-Term Investment - 1.3%	Shares
Money Market Mutual Fund - 1.3%
STIT-Treasury Portfolio - Institutional Class, 0.170%(c)	1,554,151	1,554,151
Total Money Market Fund (Cost $1,554,151)		1,554,151

Total Investments (Cost $131,361,172) - 101.8%		123,379,557
Liabilities in Excess of Other Assets - (1.8)%		(2,205,505)
Total Net Assets - 100.0%		$121,174,052

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued Security.  Foreign concentration (including ADR's) was as follows: Bermuda 0.5%; Cayman Islands 0.5%; Denmark 0.9%; France 0.9%; Ireland 1.8%; Israel 0.1%; Japan 0.3%; Jersey 0.1%; Liberia 0.3%; Luxembourg 0.2%; Netherlands 1.1%; United Kingdom 0.7%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 81.3%
Australia - 0.9%
Incitec Pivot Ltd.	1,583,405	$3,529,375
Belgium - 3.8%
Bekaert SA	184,044	5,929,598
Groupe Bruxelles Lambert SA	106,875	8,125,464
		14,055,062
Canada - 1.1%
Superior Plus Corp.	574,500	4,277,275
Cayman Islands - 1.2%
Greatview Aseptic Packaging Co., Ltd.	11,080,500	4,649,687
Denmark - 2.3%
ISS A/S	238,814	8,442,850
France - 15.6%
Bollore SA	1,748,350	7,056,185
Cie de Saint-Gobain	206,056	8,492,402
Europcar Groupe SA (a)	356,808	4,059,130
IPSOS	331,290	6,793,664
Publicis Groupe SA	153,975	9,236,194
Rexel SA	483,300	5,723,551
Sanofi	113,300	9,422,057
Sopra Steria Group	68,417	7,416,295
		58,199,478
Germany - 4.8%
Infineon Technologies AG	506,815	6,781,881
Siemens AG - ADR	69,575	6,673,634
Wacker Neuson SE	315,261	4,463,052
		17,918,567
Hong Kong - 3.0%
Clear Media Ltd.	5,392,500	4,697,782
Hopewell Holdings Ltd.	1,193,550	3,622,073
Television Broadcasts Ltd.	868,350	3,041,000
		11,360,855
Ireland - 3.6%
Allergan plc (a)	19,500	5,546,385
CRH PLC	295,563	7,839,637
		13,386,022
Japan - 15.0%
Amano Corp.	690,400	9,108,608
Anritsu Corp.	162,600	1,007,574
Hitachi Ltd.	1,422,440	7,029,736
Hoya Corp.	171,300	6,612,571
Kao Corp.	156,200	8,382,529
Makita Corp.	139,800	7,868,881
MISUMI Group, Inc.	331,600	4,055,193
SMC Corp.	26,600	6,024,446

Toho Co., Ltd.	227,500	5,948,326
		56,037,864
Jersey - 1.3%
Shire PLC	89,050	4,995,023
Netherlands - 5.0%
Akzo Nobel NV	127,250	8,162,658
Koninklijke Ten Cate NV	253,582	7,168,277
Unilever NV - ADR	80,000	3,552,800
		18,883,735
Netherlands Antilles - 0.2%
Schlumberger Ltd.	10,000	722,700
Norway - 2.2%
Orkla ASA	673,200	5,453,874
Statoil ASA - ADR	209,100	2,843,760
		8,297,634
Republic of Korea - 0.9%
Hyundai Motor Co.	37,600	3,192,596
Singapore - 0.7%
Singapore Post Ltd.	2,711,800	2,552,454
Spain - 1.6%
Applus Services SA	735,180	6,001,048
Switzerland - 4.0%
Novartis AG - ADR	85,525	6,668,384
Syngenta AG - ADR	110,000	8,126,800
		14,795,184
United Kingdom - 11.8%
AVEVA Group PLC	280,000	5,350,690
Countrywide PLC	421,600	2,114,816
DCC PLC	101,475	7,834,218
Diageo PLC - ADR	78,775	8,481,704
GlaxoSmithKline PLC - ADR	179,400	7,407,426
Kingfisher PLC	1,194,200	5,588,420
Smiths Group PLC	528,025	7,143,788
		43,921,062
United States - 2.3%
Aflac, Inc.	149,800	8,682,408
Total Common Stocks (Cost $298,262,244)		303,900,879

Preferred Stocks - 3.4%
Germany - 1.1%
Volkswagen AG	35,905	4,181,171
Republic of Korea - 2.3%
Samsung Electronics Co., Ltd.	10,000	8,412,566
Total Preferred Stocks (Cost $13,050,981)		12,593,737

Short-Term Investments - 14.7%
Money Market Mutual Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 0.170% (b)	18,308,228	18,308,228
	Principal
Commercial Paper - 4.4%	Amount
U.S. Bank N.A.
0.100%, 02/01/2016	$16,602,000	16,602,000

U.S. Treasury Bill - 5.4%
0.225%, 02/25/2016 (c)	20,000,000	19,997,120
Total Short-Term Investments (Cost $54,907,161)		54,907,348

Total Investments (Cost $366,220,386) - 99.4%		371,401,964
Other Assets in Excess of Liabilities - 0.6%		2,204,334
Total Net Assets - 100.0%		$373,606,298

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Rate listed is the 7-day effective yield
(c) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
January 31, 2016
(Unaudited)

Counterparties of Contracts	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation
U.S. Bank N.A.	02/26/2016	U.S. Dollars	Euro	12,775,000	13,984,793	$ 136,812

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 81.5%
Gold Related Securities - 74.8%
Australia - 2.2%
Newcrest Mining Ltd. (a)	1,500,000	$13,673,713
Evolution Mining Ltd.	4,990,878	5,121,820
		18,795,533
Canada - 57.4%
Agnico Eagle Mines Ltd.	1,089,773	32,082,917
Agnico Eagle Mines Ltd. (b)	526,485	15,604,010
Alacer Gold Corp. (a)	4,126,800	6,421,889
Alamos Gold, Inc. - Class A	4,895,000	15,859,800
Almaden Minerals Ltd. (a)(d)(e)(f)(Originally acquired 11/04/2015, Cost $997,568)	1,750,000	1,028,339
Almaden Minerals Ltd. (a)(b)	2,066,667	1,239,204
Almadex Minerals Ltd. (a)	1,240,000	168,178
Anthem United, Inc. (a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $1,779,257)	8,075,000	576,415
Argonaut Gold, Inc. (a)(c)	2,687,000	2,052,316
ATAC Resources Ltd. (a)(c)	11,516,891	2,712,952
AuRico Metals, Inc. (a)	1,411,437	584,362
B2Gold Corp. (a)	12,984,100	9,690,034
Barisan Gold Corp. (a)	877,100	10,957
Barrick Gold Corp.	1,766,200	17,503,042
Brazil Resources, Inc. (a)	202,392	69,347
Continental Gold, Inc. (a)	729,900	807,584
Corvus Gold, Inc. (a)(c)	3,350,901	955,007
Corvus Gold, Inc. (a)(b)(c)	10,630,000	2,997,252
Dalradian Resources, Inc. (a)	1,750,000	875,000
Dalradian Resources, Inc. (a)(b)	850,000	436,862
Detour Gold Corp. (a)(c)	5,350,200	65,077,741
East Asia Minerals Corp. (a)(c)	66,484,933	237,294
Eldorado Gold Corp.	4,214,685	9,440,894
Eldorado Gold Corp. (b)	1,000,000	2,269,969
Falco Resources Ltd. (a)	2,222,300	586,945
Franco-Nevada Corp.	1,127,700	49,933,065
GoGold Resources, Inc. (a)(c)	20,670,300	15,935,416
Goldcorp, Inc.	738,350	8,372,889
Goldcorp, Inc. (b)	1,948,910	22,203,300
IAMGOLD Corp. (a)	4,039,396	5,857,124
International Tower Hill Mines Ltd. (a)(c)	5,738,836	1,222,946
International Tower Hill Mines Ltd. (a)(b)(c)	11,289,744	2,538,560
Klondex Mines Ltd (a)	1,608,500	3,341,234
Novagold Resources, Inc. (a)	4,181,300	17,603,273
OceanaGold Corp.	4,431,459	8,907,233
OceanaGold Corp. (b)	5,250,000	10,830,537
Osisko Gold Royalties Ltd. (c)	3,114,140	31,654,903
Pan American Silver Corp.	2,398,098	15,875,409
Premier Gold Mines Ltd. (a)(c)	7,857,660	13,966,431
Pretium Resources, Inc. (a)	100,000	426,155
Primero Mining Corp. (a)(c)	6,384,800	15,906,169
Rockhaven Resources Ltd. (a)(c)	6,400,000	799,486
Rubicon Minerals Corp. (a)(c)	11,275,000	241,452
SEMAFO, Inc. (a)(c)	10,090,200	24,933,893
Silver Wheaton Corp.	1,738,575	20,445,642
Strategic Metals Ltd. (a)(c)	10,926,900	2,222,976
Torex Gold Resources, Inc. (a)(c)	32,925,500	29,613,913
		492,120,316

Jersey - 5.5%
Randgold Resources Ltd. - ADR	675,000	47,736,000
South Africa - 2.5%
Gold Fields Ltd. - ADR	6,279,950	21,351,830
Gold Fields Ltd. (b)	166,249	557,818
		21,909,648
United Kingdom - 2.0%
Fresnillo PLC	1,640,000	16,872,043
United States - 5.2%
Electrum Ltd. (a)(d)(e)(f)(Originally acquired 12/21/2007, Cost $13,0651,361)	2,127,287	829,642
Newmont Mining Corp.	1,331,500	26,576,740
Royal Gold, Inc.	570,500	16,995,195
		44,401,577
Total Gold Related Securities		641,835,117

Other Precious Metals Related Securities - 5.8%
Canada - 5.2%
Americas Silver Corp. (a)(c)	18,525,419	892,925
Americas Silver Corp. (a)(b)(c)	522,400	24,239
Bear Creek Mining Corp. (a)(c)	7,413,200	3,069,210
Ivanhoe Mines Ltd. - Class A (a)	7,834,115	3,802,697
Ivanhoe Mines Ltd. - Class B (a)(d)(e)(f)(g)(Originally acquired 02/15/2007, Cost $77,321)	48,264	22,256
MAG Silver Corp. (a)(c)	2,951,400	19,390,698
Plata Latina Minerals Corp. (a)	2,000,000	21,415
Silver Range Resources Ltd. (a)(c)	3,450,000	98,508
SilverCrest Metals, Inc. (a)	52,110	5,393
Tahoe Resources, Inc.	2,250,000	17,474,481
		44,801,822
United States - 0.6%
Sunshine Mining & Refining (a)(d)(e)(f)(Originally acquired 03/15/2011, Cost $18,353,107)	1,633,545	4,900,635
Total Other Precious Metals Related Securities		49,702,457

Other Securities - 0.9%
Canada - 0.0%
Oban Mining (a)	26,539	19,702
United States - 0.9%
Gold Bullion International LLC (a)(c)(d)(e)(f)(Originally acquired 05/12/2010, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc. (a)(d)(e)(f)(Originally acquired 10/09/2007, Cost $175,524)	74,532	640,975
		7,553,677
Total Other Securities		7,553,677
Total Common Stocks (Cost $1,368,344,689)		699,091,251

Private Fund- 1.7%
Gold Related Securities- 1.7%
United States - 0.0%
Tocqueville Bullion Reserve LP - Class G (a)(c)(d)(e)(f)(Originally acquired 11/28/2011, Cost $25,000,000)	13,806	14,700,980
Total Private Fund (Cost $25,000,000)		14,700,980

Gold Bullion- 15.6%	Ounces
Gold Bullion (a)	119,680	133,822,072
Total Gold Bullion (Cost: $70,975,249)		133,822,072

	Principal
Convertible Bond - 0.9%	Amount
Gold Related Securities- 0.9%
Canada - 0.9%
Jaguar Mining, Inc.
12.000%, 10/23/2018 (d)(e)(f)(Originally acquired 10/20/2015, Cost $7,500,000)	$7,500,000	7,500,000
Total Convertible Bond (Cost $7,500,000)		7,500,000

Warrants - 0.1%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 02/11/2016, Exercise Price: CAD $1.76 (a)(d)(e)(f)(Originally acquired 02/03/2015, Cost $0)	600,000	–
Almaden Minerals Ltd.
Expiration: 11/05/2017, Exercise Price: CAD $1.00 (a)(d)(e)(f)(Originally acquired 11/04/2015, Cost $0)	875,000	126,232
Almadex Minerals Ltd.
Expiration: 02/11/2016, Exercise Price: CAD $0.41 (a)(d)(e)(f)(Originally acquired 02/03/2015, Cost $0)	360,000	–
Anthem United, Inc.
Expiration: 03/31/2019, Exercise Price: CAD $0.35 (a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	1,250,000	–
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78 (a)(c)(d)(e)(f)(Originally acquired 12/05/2011, Cost $0)	6,500,000	17,167
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 12/05/2014, Cost $0)	9,764,933	–
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)(c)	274,000	361,839
Total Gold Related Securities		505,238
Total Warrants (Cost $0)		505,238

Rights - 0.0%
Gold Related Securities - 0.0%
Canada - 0.0%
Dalradian Resources, Inc.
Expiration: 07/31/2017, Exercise Price: CAD $1.50 (a)	875,000	56,214
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 03/04/2015, Cost $0)	46,175,600	9,888
Total Rights (Cost $0)		66,102

Short-Term Investment - 1.1%
Money Market Fund - 1.1%
STIT-Treasury Portfolio - Institutional Class, 0.170% (h)	9,449,266	9,449,267
Total Money Market Fund (Cost $9,449,266)		9,449,267

Total Investments (Cost $1,481,269,204) - 100.9%		865,134,910
Liabilities in Excess of Other Assets - (0.9)%		(7,781,918)
Total Net Assets - 100.0%		$857,352,992

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affillated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of January 31, 2016 was $37,245,529, which represented 4.3% of net assets.
(e)
Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2016 was $37,245,529, which represented 4.3% of net assets.

(f)	Securites is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.
(h)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 76.8%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	100,000	$10,320,000
Auto Components - 0.8%
Horizon Global Corp. (a)(b)	425,000	4,058,750
Chemicals - 14.0%
Eastman Chemical Co.	400,000	24,484,000
HB Fuller Co.	260,000	9,677,200
Minerals Technologies, Inc.	515,000	21,109,850
PolyOne Corp.	475,000	12,853,500
		68,124,550
Commercial Services & Supplies - 1.2%
Team, Inc. (a)	240,000	5,760,000
Computers & Peripherals - 1.1%
Diebold, Inc.	200,000	5,544,000
Construction & Engineering - 3.8%
Aegion Corp. (a)	325,000	5,859,750
KBR, Inc.	625,000	8,912,500
MasTec, Inc. (a)	250,000	3,860,000
		18,632,250
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	450,000	5,823,000
Electronic Equipment, Instruments & Components - 12.4%
Checkpoint Systems, Inc.	450,000	2,916,000
Flextronics International Ltd. (a)(c)	1,900,000	19,912,000
Ingram Micro, Inc. - Class A	290,000	8,178,000
Jabil Circuit, Inc.	300,000	5,973,000
Kemet Corp. (a)(b)	2,250,000	3,330,000
Plexus Corp. (a)	400,000	13,980,000
Zebra Technologies Corp. - Class A (a)	100,000	6,040,000
		60,329,000
Energy Equipment & Services - 2.8%
Aspen Aerogels, Inc. (a)	200,000	872,000
Frank's International NV (c)	525,000	7,680,750
McDermott International, Inc. (a)(c)	1,850,000	5,106,000
		13,658,750
Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	105,000	8,786,400
Insurance - 0.9%
XL Group PLC (c)	120,000	4,351,200
Machinery - 12.6%
Crane Co.	245,000	11,701,200
Dover Corp.	300,000	17,535,000
Harsco Corp.	1,800,000	11,592,000
Stanley Black & Decker, Inc.	135,000	12,735,900
Xerium Technologies, Inc. (a)(b)	900,000	8,082,000
		61,646,100

Metals & Mining - 3.0%
Allegheny Technologies, Inc.	175,000	1,641,500
Carpenter Technology Corp.	325,000	9,022,000
Ryerson Holding Corp. (a)	900,000	3,042,000
Universal Stainless & Alloy Products, Inc. (a)	150,000	1,026,000
		14,731,500
Oil, Gas & Consumable Fuels - 3.9%
Boardwalk Pipeline Partners LP	900,000	9,819,000
CNX Coal Resources LP	129,606	1,023,888
CONSOL Energy, Inc.	1,000,000	7,940,000
		18,782,888
Professional Services - 4.3%
TrueBlue, Inc. (a)	916,268	20,927,561
Semiconductors & Semiconductor Equipment - 2.1%
Teradyne, Inc.	525,000	10,200,750
Specialty Retail - 2.3%
Ascena Retail Group, Inc. (a)	1,300,000	9,594,000
Pier 1 Imports, Inc.	416,000	1,672,320
		11,266,320
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	500,000	6,880,000
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	34,000	2,494,920
Sequential Brands Group, Inc. (a)	300,000	1,932,000
		4,426,920
Trading Companies & Distributors - 4.2%
Rush Enterprises, Inc. - Class A (a)	425,000	8,117,500
WESCO International, Inc. (a)	300,000	12,114,000
		20,231,500
Total Common Stocks (Cost $352,187,896)		374,481,439

Short-Term Investments - 23.0%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 0.170% (d)	23,796,721	23,796,721
	Principal
Commercial Paper - 18.1%	Amount
U.S. Bank N.A.
0.100%, 02/01/2016	$88,267,000	88,267,000
Total Short-Term Investments (Cost $112,063,721)		112,063,721

Total Investments (Cost $464,251,617) - 99.8%		486,545,160
Other Assets in Excess of Liabilities - 0.2%		981,860
Total Net Assets - 100.0%		$487,527,020

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Ireland 0.9%; Netherlands 1.6%; Panama 1.0%; Singapore 4.1%.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 95.4%
Auto Components - 5.8%
Horizon Global Corp.(a)(b)	368,000	$3,514,400
Chemicals - 8.0%
Eastman Chemical Co.	35,000	2,142,350
Minerals Technologies, Inc.	66,000	2,705,340
		4,847,690
Commercial Services & Supplies - 0.3%
ACCO Brands Corp.(a)	26,800	162,676
Electronic Equipment, Instruments & Components - 7.6%
Flextronics International Ltd.(a)(c)	291,200	3,051,776
Jabil Circuit, Inc.	79,300	1,578,863
		4,630,639
Industrial Conglomerates - 3.9%
Carlisle Cos., Inc.	28,500	2,384,880
Internet Software & Services - 12.8%
j2 Global, Inc.	54,100	3,922,791
Web.com Group, Inc.(a)	206,000	3,878,980
		7,801,771
IT Services - 4.2%
EPAM Systems, Inc.(a)	33,800	2,531,620
Leisure Products - 2.2%
Summer Infant, Inc.(a)(b)	674,016	1,314,331
Machinery - 20.9%
Dover Corp.	54,000	3,156,300
Harsco Corp.	351,200	2,261,728
Kennametal, Inc.	104,000	1,840,800
Stanley Black & Decker, Inc.	32,400	3,056,616
Xerium Technologies, Inc.(a)(b)	265,000	2,379,700
		12,695,144
Metals & Mining - 5.9%
Carpenter Technology Corp.	72,000	1,998,720
Real Industry, Inc.(a)	249,333	1,595,731
		3,594,451
Oil, Gas & Consumable Fuels - 3.9%
CONSOL Energy, Inc.	296,000	2,350,240
Professional Services - 10.0%
ICF International, Inc.(a)	66,700	2,281,807
RPX Corp.(a)	4,300	49,794
Stantec, Inc.(c)	80,500	1,959,370
TrueBlue, Inc.(a)	78,000	1,781,520
		6,072,491
Specialty Retail - 5.9%
Ascena Retail Group, Inc.(a)	296,500	2,188,170
Pier 1 Imports, Inc.	341,000	1,370,820
		3,558,990

Trading Companies & Distributors - 4.0%
WESCO International, Inc.(a)	59,500	2,402,610
Total Common Stocks (Cost $64,970,566)		57,861,933

Money Market Fund - 2.8%
Money Market Fund - 2.8%
STIT-Treasury Portfolio 0.17%(d)	1,722,464	1,722,464
Total Money Market Fund (Cost $1,722,464)		1,722,464

Total Investments (Cost $66,693,030) - 98.2%		59,584,397
Other Assets in Excess of Liabilities - 1.8%		1,093,755
Total Net Assets - 100.0%		$60,678,152

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Canada 5.0%; Singapore 3.2%.
(d)	Rate listed is the 7-day effective yield.

The Tocqueville Alternative Strategies Fund
Schedule of Investments as of January 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 49.3%
Airlines - 1.5%
Delta Air Lines, Inc.	13,800	$611,202
Biotechnology - 7.0%
Alkermes PLC (a)(b)	16,000	512,160
Biogen, Inc. (a)	4,000	1,092,240
Ionis Pharmaceuticals, Inc. (a)	9,000	350,370
Momenta Pharmaceuticals, Inc. (a)	32,500	403,650
PTC Therapeutics, Inc. (a)	20,400	485,928
		2,844,348
Communications Equipment - 1.0%
QUALCOMM, Inc.	9,000	408,060
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	6,000	261,060
Food Products - 1.3%
Tyson Foods, Inc. - Class A	10,000	533,600
Health Care Providers & Services - 1.3%
Hanger, Inc. (a)	40,000	539,600
Hotels, Restaurants & Leisure - 3.2%
Bob Evans Farms, Inc.	14,000	573,160
McDonald's Corp.	6,000	742,680
		1,315,840
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	2,000	1,174,000
Internet Software & Services - 2.9%
IAC/InterActiveCorp	6,400	332,416
Inuvo, Inc. (a)(c)	350,000	822,500
		1,154,916
Machinery - 1.5%
Caterpillar, Inc.	10,000	622,400
Media - 1.1%
Discovery Communications, Inc. - Class C (a)	17,000	462,570
Metals & Mining - 1.1%
Rio Tinto PLC - ADR (b)	18,000	443,700
Oil, Gas & Consumable Fuels - 2.5%
Exxon Mobil Corp.	13,000	1,012,050
Pharmaceuticals - 12.0%
AbbVie, Inc.	20,500	1,125,450
Allergan plc (a)(b)	4,680	1,331,131
BioDelivery Sciences International, Inc. (a)	50,000	202,500
Eisai Co., Ltd. (b)	3,000	178,169
Omeros Corp. (a)	90,000	971,100
Perrigo Co. PLC (b)	5,400	780,732
Pfizer, Inc.	10,000	304,900
		4,893,982

Road & Rail - 2.2%
Kansas City Southern	4,500	318,960
Union Pacific Corp.*	8,000	576,000
		894,960
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	52,350	577,421
Software - 1.3%
Splunk, Inc. (a)	11,000	509,190
Specialty Retail - 2.8%
Dick's Sporting Goods, Inc.	20,000	781,600
Vitamin Shoppe, Inc. (a)	12,000	365,160
		1,146,760
Technology Hardware, Storage & Peripherals - 1.6%
HP, Inc.	40,000	388,400
Stratasys Ltd. (a)(b)	17,000	277,100
		665,500
Total Common Stocks (Cost $20,872,880)		20,071,159
	Principal
Convertible Bonds - 29.0%	Amount
Automobiles - 3.0%
Tesla Motors, Inc.
1.250%, 03/01/2021*	$1,500,000	1,213,125
Biotechnology - 2.0%
PTC Therapeutics, Inc.
3.000%, 08/15/2022	1,000,000	795,625
Health Care Equipment & Supplies - 2.0%
Insulet Corp.
2.000%, 06/15/2019 (d)	500,000	490,937
The Spectranetics Corp.
2.625%, 06/01/2034* (d)	500,000	339,375
		830,312
Internet Software & Services - 1.0%
Twitter, Inc.
1.000%, 09/15/2021*	500,000	407,813
Life Sciences Tools & Services - 1.0%
Fluidigm Corp.
2.750%, 02/01/2034 (d)	850,000	426,594
Machinery - 3.3%
Chart Industries, Inc.
2.000%, 08/01/2018*	1,250,000	1,032,812
Navistar International Corp.
4.500%, 10/15/2018*	650,000	311,188
		1,344,000
Metals & Mining - 7.1%
B2Gold Corp.
3.250%, 10/01/2018* (b)	1,600,000	1,306,000
RTI International Metals, Inc.
1.625%, 10/15/2019*	1,000,000	938,750
Stillwater Mining Co.
1.750%, 10/15/2032* (d)	750,000	648,750
		2,893,500
Oil, Gas & Consumable Fuels - 0.1%
Energy XXI Ltd.
3.000%, 12/15/2018* (b)	900,000	27,000

Real Estate Investment Trusts (REITs) - 2.4%
Starwood Property Trust, Inc.
3.750%, 10/15/2017*	1,000,000	983,750
Semiconductors & Semiconductor Equipment - 2.4%
Micron Technology, Inc.
3.000%, 11/15/2043* (d)	500,000	353,438
SunEdison, Inc.
0.250%, 01/15/2020*	1,000,000	208,125
SunPower Corp.
0.875%, 06/01/2021	500,000	400,000
		961,563
Software - 4.7%
Nuance Communications, Inc.
2.750%, 11/01/2031* (d)	1,250,000	1,259,374
TiVo, Inc.
2.000%, 10/01/2021	750,000	637,969
		1,897,343
Total Convertible Bonds (Cost $14,900,508)		11,780,625

Corporate Bonds - 19.4%
Banks - 3.5%
JPMorgan Chase & Co.
5.150%, 12/29/2049* (d)(e)	1,000,000	955,100
Wachovia Capital Trust III
5.570%, 03/15/2042* (d)(e)	500,000	478,125
		1,433,225
Capital Markets - 1.6%
Goldman Sachs Capital II
4.000%, 06/01/2043* (d)(e)	1,000,000	662,500
Food & Staples Retailing - 1.2%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016*	500,000	501,654
Industrial Conglomerates - 5.1%
General Electric Co.
5.000%, 12/29/2049 (d)(e)	2,000,000	2,057,500
Insurance - 2.6%
Prudential Financial, Inc.
5.625%, 06/15/2043* (d)(e)	250,000	253,125
XLIT Ltd.
6.500%, 12/29/2049 (b)(d)(e)	1,100,000	800,800
		1,053,925
Metals & Mining - 2.5%
IAMGOLD Corp.
6.750%, 10/01/2020 (b)(d)	1,500,000	958,125
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d)	425,000	42,500
		1,000,625
Oil, Gas & Consumable Fuels - 0.5%
W&T Offshore, Inc.
8.500%, 06/15/2019* (d)	750,000	202,500

Pharmaceutical and Medicine Manufacturing - 2.4%
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (d)	1,000,000	965,000
Total Corporate Bonds (Cost $8,793,693)		7,876,929

Closed-End Funds - 3.3%	Shares
Capital Markets - 3.3%
BlackRock Debt Strategies Fund, Inc.	110,496	365,742
Credit Suisse Asset Management Income Fund, Inc.	120,000	325,200
Western Asset Income Fund	23,000	296,930
Reaves Utility Income Fund	12,500	339,500
		1,327,372
Total Closed-End Funds (Cost $1,443,012)		1,327,372

Preferred Stocks - 7.9%
Banks - 6.7%
Bank of America Corp.
6.625%, 12/31/2049 (d)	11,500	304,405
Citigroup Capital XIII
6.988%, 12/31/2049 (d)(e)	30,000	767,100
Citigroup, Inc.
6.875%, 12/31/2049* (d)(e)	15,000	412,050
HSBC USA, Inc.
3.500%, 12/31/2049* (d)(e)	15,000	329,250
U.S. Bancorp
3.500%, 12/31/2049* (d)(e)	1,125	899,989
Consumer Finance - 1.2%		2,712,794
SLM Corp.
2.122%, 12/31/2049* (d)(e)	12,000	498,000
Total Preferred Stocks (Cost $3,483,484)		3,210,794

Purchased Call Option - 0.0%	Contracts
Biotechnology - 0.0%
PTC Therapeutics, Inc.
Expiration: March 2016, Exercise Price: $35.00 (a)	75	3,825
Total Purchased Option (Cost $29,767)		3,825

Warrants - 0.0%	Shares
Internet Software & Services - 0.0%
Inuvo, Inc.
Expiration: 06/21/16, Exercise Price: $2.20 (a)(c)(f)(g)(h)(Originally acquired 06/21/2011, Cost $0)	31,750	12,094
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Corp.
Expiration: 04/15/16, Exercise Price: $8.50 (a)(f)(g)(h)(Originally acquired 04/15/2013, Cost $0)	4,000	–
Total Warrants (Cost $0)		12,094

Short-Term Investments - 0.8%
Money Market Fund - 0.8%
STIT-Treasury Portfolio - Institutional Class, 0.170% (i)	337,202	337,202
Total Short-Term Investments (Cost $337,202)		337,202

Total Investments (Cost $49,860,546) - 109.7%		44,620,000
Liabilities in Excess of Other Assets - (9.7)%		(3,938,502)
Total Net Assets - 100.0%		$40,681,498

Securities Sold Short
Common Stocks - (2.2)%
Automobiles - (1.3)%
Tesla Motors, Inc. (a)	(2,780)	(531,536)
Energy Equipment & Services - (0.1)%
Halliburton Co.	(1,500)	(47,685)
Health Care Equipment & Supplies - (0.2)%
The Spectranetics Corp. (a)	(7,000)	(84,350)
Metals & Mining - (0.4)%
Stillwater Mining Co. (a)	(25,000)	(163,750)
Oil, Gas & Consumable Fuels - (0.1)%
Energy XXI Ltd. (b)	(50,000)	(43,355)
Semiconductors & Semiconductor Equipment - (0.1)%
SunEdison, Inc. (a)	(15,000)	(46,950)
Total Common Stocks (Proceeds $1,698,164)		(917,626)

Exchange Traded Funds - (6.6)%
Capital Markets - (6.6)%
Health Care Select Sector SPDR Fund	(9,000)	(598,230)
iShares Core S&P Small-Cap ETF	(3,500)	(361,655)
iShares PHLX Semiconductor ETF	(4,100)	(340,423)
Technology Select Sector SPDR Fund	(15,700)	(647,468)
Vanguard S&P 500 ETF	(4,100)	(727,996)
		(2,675,772)
Total Exchange Traded Funds (Proceeds $2,900,593)		(2,675,772)
	Principal
U.S. Treasury Notes - (17.6)%	Amount
1.750%, 09/30/2019	$(1,000,000)	(1,021,973)
2.125%, 09/30/2021	(1,000,000)	(1,034,863)
1.750%, 05/15/2022	(1,000,000)	(1,010,234)
2.000%, 02/15/2023	(4,000,000)	(4,089,532)
Total U.S. Treasury Notes (Proceeds $7,097,110)		(7,156,602)
Total Investments (Proceeds $11,695,867) - (26.4)%		(10,750,000)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	All or a portion of this security is segregated as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Bermuda 0.1%: Canada 5.6%: Ireland 8.4%: Israel 0.7%: Japan 0.4%; United Kingdom 1.1%.
(c)	Affiliated company. See Footnote 3.
(d)	Callable Security
(e)	Variable rate security. The rate shown is as of 1/31/2016.
(f)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2016 was $12,094 which represented 0.0% of net assets.
(g)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2016 was $12,094, which represented 0.0% of net assets
(h)	Security is considered illiquid and may be difficult to sell.
(i)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments (including securities sold short), including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Common stocks of the International Value Fund that are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.  This investment is currently valued at $14,700,980 which represents 1.7% of the Gold Fund's net assets and is classified as Level 3.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2016, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$269,490,675	$-	$-	$269,490,675

Real Estate Investment Trust (REIT)*	6,402,500	-	-	6,402,500

Money Market Fund	522	-	-	522
Total Assets	$275,893,697	$-	$-	$275,893,697

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$121,395,108	$-	$-	$121,395,108

Real Estate Investment Trusts (REITs)*	411,823	-	-	411,823

Purchased Call Options*	18,475	-	-	18,475

Money Market Fund	1,554,151	-	-	1,554,151
Total Assets	$123,379,557	$-	$-	$123,379,557

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$-	$3,529,375	$-	$3,529,375
Belgium	-	14,055,062	-	14,055,062
Canada	4,277,275	-	-	4,277,275
Cayman Islands	-	4,649,687	-	4,649,687
Denmark	-	8,442,850	-	8,442,850
France	-	58,199,478	-	58,199,478
Germany	6,673,634	11,244,933	-	17,918,567
Hong Kong	-	11,360,855	-	11,360,855
Ireland	5,546,385	7,839,637	-	13,386,022
Japan	-	56,037,864	-	56,037,864
Jersey	-	4,995,023	-	4,995,023
Netherlands	3,552,800	15,330,935	-	18,883,735
Netherlands Antilles	722,700	-	-	722,700
Norway	2,843,760	5,453,874	-	8,297,634
Repubulic of Korea	-	3,192,596	-	3,192,596
Singapore	-	2,552,454	-	2,552,454
Spain	-	6,001,048	-	6,001,048
Switzerland	14,795,184	-	-	14,795,184
United Kingdom	15,889,130	28,031,932	-	43,921,062
United States	8,682,408	-	-	8,682,408
Total Common Stocks	62,983,276	240,917,603	-	303,900,879

Preferred Stocks*	-	12,593,737	-	12,593,737

Money Market Fund	18,308,228	-	-	18,308,228

Commercial Paper	-	16,602,000	-	16,602,000
				-
U.S. Treasury Bill	-	19,997,120	-	19,997,120

Forward Currency Contracts**	-	136,812	-	136,812
Total Assets	$81,291,504	$290,247,272	$-	$371,538,776

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$639,400,721	$1,604,754	$829,642	$641,835,117
Other Precious Metals Related	44,779,566	22,256	4,900,635	49,702,457
Other	19,702	-	7,533,975	7,553,677
Total Common Stocks	684,199,989	1,627,010	13,264,252	699,091,251

Private Fund*	-	-	14,700,980	14,700,980

Gold Bullion	-	133,822,072	-	133,822,072

Convertible Bond*	-	-	7,500,000	7,500,000

Warrants*	-	505,238	-	505,238

Rights*	-	66,102	-	66,102

Money Market Fund	9,449,267	-	-	9,449,267
Total Assets	$693,649,256	$136,020,422	$35,465,232	$865,134,910

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$374,481,439	$-	$-	$374,481,439

Money Market Fund	23,796,721	-	-	23,796,721

Commercial Paper	-	88,267,000	-	88,267,000
Total Assets	$398,278,160	$88,267,000	$-	$486,545,160

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$57,861,933	$-	$-	$57,861,933

Money Market Fund	1,722,464	-	-	1,722,464
Total Assets	$59,584,397	$-	$-	$59,584,397

The Tocqueville Alternative Strategies Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$20,071,159	$-	$-	$20,071,159

Convertible Bonds*	-	11,780,625	-	11,780,625

Corporate Bonds*	-	7,876,929	-	7,876,929

Closed-End Funds*	1,327,372	-	-	1,327,372
				-
Preferred Stocks*	3,210,794	-	-	3,210,794
				-
Purchased Call Option*	3,825	-	-	3,825

Warrants*	-	12,094	-	12,094

Money Market Fund	337,202	-	-	337,202
Total Assets	$24,950,352	$19,669,648	$-	$44,620,000

Liabilities
Securities Sold Short
Common Stocks*	$917,626	$-	$-	$917,626

Exchange-Traded Funds*	2,675,772	-	-	2,675,772

U.S. Treasury Notes	-	7,156,602	-	7,156,602
Total Liabilities	$3,593,398	$7,156,602	$-	$10,750,000

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Transfers Into Level 1	$-	$-	$-	$109,465	$-	$-	$-
Transfers Out of Level 1	-	-	-	-	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	-	109,465	-	-	-
Transfers Into Level 2	-	-	-	-	-	-	-
Transfers Out of Level 2	-	-	-	(109,465)	-	-	-
Net Transfers Into/(Out of ) Level 2	$-	$-	$-	$(109,465)	$-	$-	$-

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Beginning Balance - November 1, 2015	$-	$-	$-	$35,911,551	$-	$-	$-
Purchases	-	-	-	-	-	-	-
Sales	-	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(446,319)	-	-	-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-
Ending Balance - January 31, 2016	$-	$-	$-	$35,465,232	$-	$-	$-

The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. Transfers between levels are recognized at the end of the reporting period.

The Tocqueville Gold Fund
Significant Unobservable Inputs for Level 3 Portfolio Company Securities
Type of Security	Industry	Fair Value at 1/31/2016	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$829,642	Latest company valuation	Financing prices	0.39

	Other Precious Metals Related	4,900,635	Latest company financing price	Financing prices	3.00

	Other	7,533,975	Latest company financing price	Financing prices	1.38 - 8.60
Private Fund	Gold Related	14,700,980	NAV from custodian discounted by adviser	Illiquidity discount	2%
Convertible Bond	Gold Related	7,500,000	Latest company financing price	Financing prices	1,000.00

     The significant unobservable inputs used in the fair value measurement of the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the net asset value per share determined by the private fund's custodian.

     Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

    In the Opportunity Fund and the Alternative Strategies Fund, the Adviser used options to gain exposure to the underlying equity security.  In the International Value
Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of January 31, 2016.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
The Tocqueville Opportunity Fund
Purchased Options	Investments, at Value	$18,475		$-
Total		$18,475		$-

	Asset Derivatives		Liability Derivatives
The Tocqueville Alternative Strategies Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$3,825		$-
Total		$3,825		$-

	Asset Derivatives		Liability Derivatives
Tocqueville International Value Fund	Balance Sheet Location	Value	Balance Sheet Location	Value

Forward Currency Contracts*	Appreciation on forward currency contracts	$136,812		$-
Total		$136,812		$-

* The respective counterparty for the contract is disclosed in the Open Forward Currency Contract detail within the Schedule of Investments.

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Funds; the risk that the derivative may not possess a liquid secondary market at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of call options in the Opportunity Fund during the period ended January 31, 2016 was $1,022,610.

Transactions in options in the Opportunity Fund during the period ended January 31, 2016 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$21,517,500	1,820
Options purchased	1,245,000	60
Options terminated in closing transactions	(10,775,000)	(1,100)
Options exercised	-	-
Options expired	(7,790,000)	(525)
Outstanding, end of period:	$4,197,500	255

The average monthly value of call options in the Alternative Strategies Fund during the period ended January 31, 2016 was $60,802.

Transactions in options in the Alternative Strategies Fund during the period ended January 31, 2016 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$262,500	75
Options purchased	1,357,500	215
Options terminated in closing transactions	(1,357,500)	(215)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period:	$262,500	75

The average monthly notional amount of forward currency contracts during the period ended January 31, 2016 was as follows:

International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$13,995,141
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2016 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, The Tocqueville Select Fund, and The Tocqueville Alternative Strategies Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund	The Tocqueville Alternative Strategies Fund
Cost of Investments	$176,654,349	$131,361,172	$366,220,386	$1,481,269,204	$464,251,617	$66,693,030	$49,860,546
Gross unrealized appreciation	$102,006,147	$15,854,471	$35,369,201	$127,425,236	$99,642,750	$9,125,346	$2,108,209
Gross unrealized depreciation	(2,766,799)	(23,836,086)	(30,187,623)	(743,559,530)	(77,349,207)	(16,233,979)	(7,348,755)
Net unrealized appreciation (depreciation)	$99,239,348	$(7,981,615)	$5,181,578	$(616,134,294)	$22,293,543	$(7,108,633)	$(5,240,546)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2015 through January 31, 2016.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2015		Additions		Reductions		January 31, 2016	Dividend	Realized	January 31, 2016
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Value	Cost

The Tocqueville Gold Fund

Americas Silver Corp.	25,668,419	$23,975,473	-	$-	(7,143,000)	$(6,142,981)	18,525,419	$-	$(5,789,066)	$892,925	17,832,492
Americas Silver Corp.	522,400	984,285	-	-	-	-	522,400	-	-	24,239	984,285
Anthem United, Inc.	8,075,000	1,779,257	-	-	-	-	8,075,000	-	-	576,415	1,779,257
Anthem United, Inc. Warrants	1,250,000	-	-	-	-	-	1,250,000	-	-	-	-
Argonaut Gold, Inc.	2,687,000	12,286,127	-	-	-	-	2,687,000	-	-	2,052,316	12,286,127
ATAC Resources Ltd.	11,516,891	39,793,482	-	-	-	-	11,516,891	-	-	2,712,952	39,793,482
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	3,069,210	28,761,181
Corvus Gold, Inc.	3,350,901	2,356,445	-	-	-	-	3,350,901	-	-	955,007	2,356,445
Corvus Gold, Inc.	10,630,000	9,320,896	-	-	-	-	10,630,000	-	-	2,997,252	9,320,896
Detour Gold Corp.	5,604,200	91,506,440	-	-	(254,000)	(8,195,892)	5,350,200	-	(5,481,600)	65,077,741	83,310,548
East Asia Minerals Corp.	66,484,933	22,296,021	-	-	-	-	66,484,933	-	-	237,294	22,296,021
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	17,167	-
East Asia Minerals Corp. Warrants	9,764,933	-	-	-	-	-	9,764,933	-	-	-	-
East Asia Minerals Corp. Rights	46,175,600	-	-	-	-	-	46,175,600	-	-	9,888	-
GoGold Resources, Inc.	20,670,300	25,703,524	-	-	-	-	20,670,300	-	-	15,935,416	25,703,524
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	1,222,946	20,953,121
International Tower Hill Mines Ltd.	11,289,744	40,113,412	-	-	-	-	11,289,744	-	-	2,538,560	40,113,412
MAG Silver Corp.	2,951,400	31,481,549	-	-	-	-	2,951,400	-	-	19,390,698	31,481,549
Osisko Gold Royalties Ltd.	3,114,140	44,534,686	-	-	-	-	3,114,140	89,593	-	31,654,903	44,534,686
Osisko Gold Royalties Ltd. Warrants	274,000	-	-	-	-	-	274,000	-	-	361,839	-
Premier Gold Mines Ltd.	7,857,660	15,522,203	-	-	-	-	7,857,660	-	-	13,966,431	15,522,203
Primero Mining Corp.	6,909,800	44,503,243	-	-	(525,000)	(2,546,521)	6,384,800	-	(1,369,619)	15,906,169	41,956,722
Rockhaven Resources Ltd.	6,400,000	6,455,589	-	-	-	-	6,400,000	-	-	799,486	6,455,589
Rubicon Minerals Corp.	11,275,000	15,678,646	-	-	-	-	11,275,000	-	-	241,452	15,678,646
SEMAFO, Inc.	10,285,200	36,814,926	-	-	(195,000)	(286,443)	10,090,200	-	207,690	24,933,893	36,528,483
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	98,508	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	2,222,976	15,810,172
Tocqueville Bullion Reserve LP - Class G(a)	13,806	25,000,000	-	-	-	-	13,806	-	-	14,700,980	25,000,000
Torex Gold Resources, Inc.	34,615,500	53,049,316	-	-	(1,690,000)	(3,491,785)	32,925,500	-	(2,046,483)	29,613,913	49,557,531
		$613,679,994		$-		$(20,663,622)		$89,593	$(14,479,078)	$259,103,576	$593,016,372

The Delafield Fund

Horizon Global Corp.	425,000	$5,335,877	-	$-	-	$-	425,000	$-	$-	$4,058,750	$5,335,877
Kemet Corp.	2,850,000	13,351,401	-	-	(600,000)	(3,388,148)	2,250,000	-	(1,952,866)	3,330,000	9,963,253
Ryerson Holding Corp. (b)	1,300,000	12,470,700	-	-	(400,000)	(4,507,336)	900,000	-	(2,737,387)	3,042,000	7,963,364
Xerium Technologies, Inc.	950,000	12,669,193	-	-	(50,000)	(626,875)	900,000	-	(116,500)	8,082,000	12,042,318
		$43,827,171		$-		$(8,522,359)		$-	$(4,806,753)	$18,512,750	$35,304,812

The Tocqueville Select Fund

Horizon Global Corp.	328,000	$4,274,125	40,000	$373,604	-	$-	368,000	$-	$-	$3,514,400	$4,647,729
Summer Infant, Inc.	674,016	2,691,994	-	-	-	-	674,016	-	-	1,314,331	2,691,994
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	2,379,700	3,374,608
		$10,340,727		$373,604		$-		$-	$-	$7,208,431	$10,714,331

The Tocqueville Alternative Strategies Fund

Inuvo, Inc.	350,000	$588,327	-	$-	-	$-	350,000	$-	$-	$822,500	$588,327
Inuvo, Inc. Warrants	31,750	-	-	-	-	-	31,750	-	-	12,094	-
		$588,327		$-		$-		$-	$-	$834,594	$588,327

(a) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

(b) Security is no longer an affiliated company at January 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Tocqueville Trust

By (Signature and Title)  /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Robert W. Kleinschmidt
       Robert W. Kleinschmidt, President

Date March 18, 2016

By (Signature and Title)* /s/ Helen Balk
 Helen Balk, Treasurer
Date March 18, 2016

* Print the name and title of each signing officer under his or her signature.